Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

(13)                          Capital Structure

On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, representing 9.2% of total shares outstanding as of December 31, 2010.

During 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.

During 2010, the company repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as of December 31, 2010, for an aggregate price of approximately RMB37,287 on the open market.

During 2011, the Company issued 2,670,340 new shares for the exercise of options, representing 0.27% of the total shares outstanding as of December 31, 2011.

During 2011, the Company had repurchased 155,311 ADS (equal to 3,106,220 ordinary shares), representing 0.31% of the total shares outstanding as of December 31, 2011, for an aggregate price of approximately RMB13,722  on the open market.

During 2012, the Company issued 183,380 new shares for the exercise of options, representing 0.01% of the total shares outstanding as of December 31, 2012.

During 2012, the Company had repurchased 193,165 ADS (equal to 3,863,300 ordinary shares), representing 0.38% of the total shares outstanding as of December 31, 2012, for an aggregate price of approximately RMB9,244  on the open market.